Note 18 - Accumulated Other Comprehensive Income (Details) - Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2010
Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax [Abstract]
Balance	$ (2,237)	[1]	$ 5,391	[1]
Other comprehensive loss before reclassification	(7,621)	[1]
Amount reclassified from accumulated other comprehensive loss	(7)	[1]
Period change	$ (7,628)	[1]	$ 850		$ 4,054

[1]	Amounts in parentheses indicate debits to net income